RELATED PARTY TRANSACTIONS - Consolidated Statements of Loss and Comprehensive Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Professional fees	€ (5,979)	€ (3,086)
Shareholders, Key Management Personnel and Members
RELATED PARTY TRANSACTIONS
Salaries and subcontractors	(3,521)	(4,255)
Share based compensation	(698)	(1,688)
Professional fees		(163)
Total	€ (4,219)	€ (6,106)